DECOMMISSIONING AND RESTORATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2018
DECOMMISSIONING AND RESTORATION PROVISION
Schedule of the decommissioning and restoration provision

	For the year ended
	December 31,	December 31,
	2018	2017
Opening balance	$18,436	$13,675
Change in discount rate	215	(1,933)
Accretion of decommissioning and restoration provision	568	465
Change in amount and timing of cash flows	(272)	6,229
Ending balance	$18,947	$18,436